SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated events through March 31, 2023, the date these financial statements were available for issuance, and determined there were no events requiring disclosures, except as noted below.

On January 13, 2023, the Company, through its subsidiary Onfolio Assets, LLC entered into an Asset Purchase Agreement (“Asset Purchase Agreement”) with Contentellect Limited (“Contentellect”), a Guernsey limited liability company, and Mark Whitman, the sole owner of Contentellect, for the purchase of substantially all of Contentellect’s assets utilized in the operation of the business of providing online (i) content writing services (including white label content creation, eBook writing and eCommerce product description writing), (ii) website link building services (including white label link building, HARO link building and SEO outreach services), (iii) social media marketing services, and (iv) virtual assistant services to individuals, businesses and agencies through the website that the domain name www.contentellect.com points at (the “Business”).

Pursuant to the Asset Purchase Agreement, and subject to the terms and conditions contained therein, at the closing, Contentellect agreed to sell to Onfolio Assets LLC the assets, properties and rights of every kind and nature related to the Business (collectively, the “Acquired Assets”), all as more fully described in the Asset Purchase Agreement. The aggregate purchase price for the Acquired Assets is Eight Hundred and Fifty Thousand US Dollars ($850,000) payable in cash at the closing.